Related Parties Balances and Transactions	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 15 — RELATED PARTIES BALANCES AND TRANSACTIONS

Related parties with whom the Company had transactions are:

Related Parties	Relationship
Mr. Bao	Controlling shareholder of the Company

Mr. He	Beneficial shareholder of the Company

Mr. Yu	Chief Financial Officer of the Company

Philectronics	An equity method investee of the Company

Grandsky Phoenix Limited	100% owned by Mr. Bao

(1)	Due from related parties

	As of March 31,
	2022	2023
	RMB	RMB
Philectronics	486	536
Mr. Bao	47	-
GRANDSKY PHOENIX LIMITED	889	-
Mr. Yu	-	48
	1,422	584

(2)	Due to related parties

	As of March 31,
	2022	2023
	RMB	RMB
Mr. Bao	3,819	4,779
Philectronics	482	482
GRANDSKY PHOENIX LIMITED	198	239
	4,499	5,500

(1)	On September 17, 2021, Mr. Bao entered into a loan agreement with China Resources Bank of Zhuhai Co., Ltd. and borrowed RMB3.0 million (US$0.5 million). The loan is restricted on purpose only to support daily operation for the Companies that is controlled by Mr. Bao. The loan was repaid on March 17, 2022 and the agreement was renewed on March 18, 2022.